Restructuring - Additional Information (Details) - employee		1 Months Ended
	May 03, 2016	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Number of employees terminated	167
Israel
Restructuring Cost and Reserve [Line Items]
Number of employees terminated		31